Incentive and Share-Based Compensation, Restricted stock units (Details) (Restricted Stock Units [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units [Member]
Restricted stock units activity [Rollforward]
Number of shares outstanding, beginning balance (in shares)		2,005
Number of units granted, restricted stock units (in shares)		269
Number of units paid, restricted stock units (in shares)		(118)
Number of units forfeited, restricted stock units (in shares)		(226)
Number of shares outstanding, ending balance (in shares)		1,930	2,005
Weighted average grant date fair value, restricted stock units [Roll Forward]
Weighted average grant date fair value, beginning balance (in dollars per share)		$ 19.13
Weighted average grant date fair value, restricted stock units - granted (in dollars per share)	$ 17.65	$ 51.06	$ 32.07
Weighted average grant date fair value, restricted stock units - paid (in dollars per share)		$ 20.37
Weighted average grant date fair value, restricted stock units - forfeited (in dollars per share)		$ 18.97
Weighted average grant date fair value, ending balance (in dollars per share)		$ 23.51	$ 19.13
Additional disclosures, restricted stock units [Abstract]
Weighted average grant date fair value, restricted stock units (in dollars per share)	$ 17.65	$ 51.06	$ 32.07
Total fair value of vested shares, restricted stock units	$ 1	$ 2	$ 1
Compensation expense	5	7	7
Tax benefit of related compensation expense, restricted stock units	1	2	2
Dividend compensation expense recognized relating to award		7	9
Unrecognized compensation cost related to award, restricted stock units		$ 29
Weighted-average remaining contractual term, restricted stock units		3 years